Retirement Benefits (Expected Benefit Payments For Postretirement Benefit Plan) (Details) (Postretirement Benefits Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 1.1
2013	1.2
2014	1.3
2015	1.4
2016	1.5
2017-2021	$ 9.6